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APPENDIX I                                              UNITED STATES                                        OMB APPROVAL
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                                              SECURITIES AND EXCHANGE COMMISSION                  OMB Number:   3235-M6
                                                    Washington, D.C. 20549                        Expires: August 31, 2000
                                                                                                  Estimated average burden
                                                                                                  hours per response....... 1
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                                                          FORM 24F-2
                                               ANNUAL NOTICE OF SECURITIES SOLD
                                                    PURSUANT TO RULE 24F-2

                         READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1 . NAME AND ADDRESS OF ISSUER:
                              CDC MPT+ FUNDS
                              9 West 57th Street, 35th Floor
                              New York, New York 10019

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2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND
CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): (1)

                              CDC MPT+  U.S. Core Equity Fund (Institutional Shares)
                              CDC MPT+  Aggressive Equity Fund (Institutional Shares)
                              CDC MPT+  Global IndependenceFund (Institutional Shares)

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3. INVESTMENT COMPANY ACT FILE NUMBER:
                              811-09083
    SECURITIES ACT FILE NUMBER
                              333-66279

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4(a). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS
                              FILED: October 31, 1999

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4(b). (1) CHECK BOX IF THIS FORM IS BEING FILED LATE (IE., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE FISCAL YEAR). (SEE
INSTRUCTION A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c). (1) CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.


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5. CALCULATION OF REGISTRATION FEE:
                          (i) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
                              PURSUANT TO SECTION 24(f):                                                                $80,318,612
                                                                                                                        -----------

                         (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR:
                                                                                                       $0
                                                                                                       --

                        (iii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
                              DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER
                              11, 1995 THAT WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION
                              FEES PAYABLE TO THE COMMISSION:                                          $0
                                                                                                       --

                         (iv) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(ii) AND 5(iii):                                     $0
                                                                                                                        -----------

                          (v) NET SALES - IF ITEM 5(i) IS GREATER THAN ITEM (iv)
                              [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)}:                                                     $80,318,612
                              $                                                                                         -----------

                         (vi) REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS                     $0
                                                                                                       --
                              - IF ITEM 5(i) IS LESS THAN ITEM 5(iv) [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:

                        (vii) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
                              INSTRUCTION C.9):                                                  x                      $  0.000264
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                       (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(v) BY ITEM
                               5(vii)] (ENTER 'O' IF NO FEE IS DUE):                             =                      $    21,204
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6. PREPAID SHARES
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___________.

7. 'INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR
 (SEE INSTRUCTION D):
                                                                                                 +                      $         0
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8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE (vii) PLUS LINE 7]:
                                                                                                 =                      $    21,204
                                                                                                                        -----------

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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
COMMISSION'S LOCKBOX DEPOSITORY:

          Method of Delivery:
                              (1) Wire Transfer
                              (1) Mail or other means

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                                                          SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*
                              -------------------------------------------------------------------
                              Charles Rosenberg


                              -------------------------------------------------------------------
                              Assistant Secretary
           Date
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                              *Please print the name and title of the signing officer below the signature.


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